Employees - Summary of Assumptions for Pension Plans (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
United Kingdom
Disclosure of defined benefit plans [line items]
Discount rate (in percent)	1.90%	1.40%
Inflation (in percent)	3.20%	2.70%
Rate of increase in salaries (in percent)	3.70%	3.30%
Number of years a current pensioner is expected to live beyond age 65 - Men (in years)	21.8	21.7
Number of years a current pensioner is expected to live beyond age 65 - Women (in years)	23.6	23.4
Number of years a future pensioner currently aged 45 is expected to live beyond age 65 - Men (in years)	22.8	22.7
Number of years a future pensioner currently aged 45 is expected to live beyond age 65 - Women (in years)	24.8	24.6
United Kingdom | Pensions in payment
Disclosure of defined benefit plans [line items]
Rate of increase for pensions in payment (where provided) (in percent)	3.10%	2.70%
United Kingdom | Pensions in deferment
Disclosure of defined benefit plans [line items]
Rate of increase for pensions in deferment (where provided) (in percent)	3.10%	2.70%
The Netherlands
Disclosure of defined benefit plans [line items]
Discount rate (in percent)	1.10%	0.70%
Inflation (in percent)	1.90%	1.50%
Rate of increase in salaries (in percent)	2.40%	2.00%
Number of years a current pensioner is expected to live beyond age 65 - Men (in years)	21.6	21.5
Number of years a current pensioner is expected to live beyond age 65 - Women (in years)	23.7	23.6
Number of years a future pensioner currently aged 45 is expected to live beyond age 65 - Men (in years)	23.5	23.4
Number of years a future pensioner currently aged 45 is expected to live beyond age 65 - Women (in years)	25.5	25.4
The Netherlands | Pensions in payment
Disclosure of defined benefit plans [line items]
Rate of increase for pensions in payment (where provided) (in percent)	1.90%	1.50%
The Netherlands | Pensions in deferment
Disclosure of defined benefit plans [line items]
Rate of increase for pensions in deferment (where provided) (in percent)	1.90%	1.50%